Share Capital (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	Mar. 15, 2021	Nov. 16, 2022	Sep. 19, 2022	Apr. 30, 2021	Mar. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Sale Of Stock [Line Items]
Options to purchase ADS cancelled						1,240,120	1,712,275
2015 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued						172,276
Number of stock reserved for issuance						28,443,060
Number Of Stock Adss Resvered For Issuance						1,422,153
Number of ADSs options issuable outstanding						1,173,037
Number of options issuable outstanding						23,460,740
Number of ADSs vested and exercisable						620,036
Number of options vested and exercisable						12,400,720
Weighted average exercise price						$ 0.3
Weighted average exercise price of ADSs						$ 5.96
Number of shares issued						3,445,520
Options to purchase ADS cancelled						1,240,120
Options to purchase ordinary shares cancelled						62,006
2017 plan [Member]
Sale Of Stock [Line Items]
Number of ADSs issued						586,540
Number of stock reserved for issuance						12,511,620
Number Of Stock Adss Resvered For Issuance						625,581
Number of ADSs vested and exercisable						21,377
Number of options vested and exercisable						427,540
Weighted average exercise price						$ 0.35
Weighted average exercise price of ADSs						$ 6.98
Number of shares issued						11,730,800
The Private Placement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADS's	$ 45,500,000				$ 4,500,000
Number of ADSs issued					261,929
Number of warrants purchase ADS's					2,619,270
Share price per share					$ 17.35
ATM agreement [Member]
Sale Of Stock [Line Items]
Aggregate offering price of at the market offering agreement				$ 75,000,000		$ 18,125,000
Proceeds from sale of ADS's				$ 15,917,000		$ 275,000
Number of ADSs issued				699,806		130,505
Share price per share				$ 22.75		$ 2.11
Repurchase Arrangement [Member]
Sale Of Stock [Line Items]
Repurchase of ADSs								$ 2,500,000
Number of shares repurchase of ADSs		582,023	582,023
Weighted average price of repurchase of ADSs		$ 2.0848
Total consideration of repurchase of ADSs		$ 1,218,000